Financial Instruments Risk Management - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 51,962,000	£ 76,972,000	£ 86,703,000	£ 19,990,000
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 52,000,000	77,000,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents	£ 244,674	357,041
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 28,980,000	44,018,000
Percentage of increase in foreign exchange rate	1.00%
Reduction in financial assets and liabilities in foreign currencies	£ (295,498)	£ (429,101)